BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONDENSED CONSOLIDATED BALANCE SHEETS
Number of units outstanding	0	9,965,000	9,965,000
Redemption value per unit		$ 2.9	$ 2.68
Series A units authorized		245,300	245,300
Series A units issued		245,300	245,300
Series A units outstanding		245,300	245,300
Series B units authorized		315,539,527	315,539,527
Series B units issued		9,906,827	9,906,827
Series B units outstanding		9,906,827	9,906,827
Series C units authorized		1,748,264	1,748,264
Series C units issued		1,584,327	1,584,327
Series C units outstanding		1,584,327	1,584,327